Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000272184 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV
Average Annual Return, Percent	[1]	3.01%	8.95%	15.70%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		22.81%	12.30%	15.06%
Bloomberg US 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Index
Average Annual Return, Percent	[2]	23.15%	12.24%	15.07%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		17.71%	13.71%	18.58%
Bloomberg US 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Growth Index
Average Annual Return, Percent	[3]	21.04%	12.78%	17.39%

[1]	On March 13, 2026, the Touchstone Large Company Growth ETF acquired the assets and liabilities, and assumed the NAV, performance, financial and other historical information of the Touchstone Large Company Growth Fund (the “Predecessor Fund”), an open-end mutual fund. The Fund’s performance prior to March 13, 2026 is linked to the Predecessor Fund’s Institutional Class shares.
[2]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[3]	The Fund changed its additional index to the Bloomberg US 1000 Growth Index which has similar investment objectives to the Fund.